Segmented Information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of operating segments [line items]
Net interest income	$ 2,729	$ 2,762	$ 2,694	$ 8,252	$ 7,750
Non-interest income	1,979	1,816	2,038	5,889	6,089
Revenue	4,708	4,578	4,732	14,141	13,839
Provision for (reversal of) credit losses	525	1,412	291	2,198	884
Amortization and impairment	249	280	177	775	526
Other non-interest expenses	2,453	2,424	2,493	7,696	7,492
Income (loss) before income taxes	1,481	462	1,771	3,472	4,937
Income taxes	309	70	373	696	1,009
Net income (loss)	1,172	392	1,398	2,776	3,928
Non-controlling interests	2	(8)	6	1	17
Equity shareholders	1,170	400	1,392	2,775	3,911
Average assets	757,589	725,701	648,537	720,906	634,238
Canadian Personal and Small Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	1,536	1,541	1,640	4,695	4,741
Non-interest income	520	538	600	1,654	1,789
Revenue	2,056	2,079	2,240	6,349	6,530
Provision for (reversal of) credit losses	220	654	204	1,089	641
Amortization and impairment	57	57	24	171	72
Other non-interest expenses	1,089	1,092	1,116	3,283	3,517
Income (loss) before income taxes	690	276	896	1,806	2,300
Income taxes	182	73	238	478	612
Net income (loss)	508	203	658	1,328	1,688
Equity shareholders	508	203	658	1,328	1,688
Average assets	261,200	260,942	258,848	260,935	258,987
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	318	321	300	954	901
Non-interest income	695	704	719	2,139	2,100
Revenue	1,013	1,025	1,019	3,093	3,001
Provision for (reversal of) credit losses	57	186	17	278	83
Amortization and impairment	8	7	2	22	6
Other non-interest expenses	511	552	529	1,617	1,570
Income (loss) before income taxes	437	280	471	1,176	1,342
Income taxes	117	74	127	314	360
Net income (loss)	320	206	344	862	982
Equity shareholders	320	206	344	862	982
Average assets	66,176	66,931	63,522	66,115	61,830
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	356	377	357	1,081	1,039
Non-interest income	158	141	152	458	423
Revenue	514	518	509	1,539	1,462
Provision for (reversal of) credit losses	160	230	29	405	56
Amortization and impairment	31	34	27	97	81
Other non-interest expenses	240	259	255	766	752
Income (loss) before income taxes	83	(5)	198	271	573
Income taxes	21	(23)	25	22	70
Net income (loss)	62	18	173	249	503
Equity shareholders	62	18	173	249	503
Average assets	57,203	55,981	48,305	54,923	46,687
Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	524	461	337	1,369	891
Non-interest income	476	363	415	1,326	1,329
Revenue	1,000	824	752	2,695	2,220
Provision for (reversal of) credit losses	61	222	42	273	108
Amortization and impairment	3	2	1	8	3
Other non-interest expenses	410	416	389	1,242	1,127
Income (loss) before income taxes	526	184	320	1,172	982
Income taxes	134	47	85	308	258
Net income (loss)	392	137	235	864	724
Equity shareholders	392	137	235	864	724
Average assets	224,283	226,009	189,554	218,030	183,034
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	(5)	62	60	153	178
Non-interest income	130	70	152	312	448
Revenue	125	132	212	465	626
Provision for (reversal of) credit losses	27	120	(1)	153	(4)
Amortization and impairment	150	180	123	477	364
Other non-interest expenses	203	105	204	788	526
Income (loss) before income taxes	(255)	(273)	(114)	(953)	(260)
Income taxes	(145)	(101)	(102)	(426)	(291)
Net income (loss)	(110)	(172)	(12)	(527)	31
Non-controlling interests	2	(8)	6	1	17
Equity shareholders	(112)	(164)	(18)	(528)	14
Average assets	$ 148,727	$ 115,838	$ 88,308	$ 120,903	$ 83,700